Accounts Receivable, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Line Items]
Accounts receivables, net (in Dollars)	$ 18,932	$ 10,926
Receivable bears interest annual rate	7.50%	7.50%
Percentage of outstanding secured receivable	70.00%	70.00%
Bitcoin [Member]
Accounts Receivable, Net [Line Items]
Accounts receivables, net (in Dollars)	$ 17,120	$ 8,280